DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

March 3, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Emerging Markets Equity Fund, DWS Global Macro Fund and DWS Latin America Equity Fund (the “Funds”), each a series of Deutsche DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 200 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on February 26, 2026.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.